Accounts Receivable, Net - Schedule of Accounts Receivable Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 27,379	$ 18,187
Allowance for doubtful accounts	(237)	(151)	$ (64)	$ (53)
Accounts Receivable, net	$ 27,142	$ 18,036